Note 8 - Operating Lease Right-of-use Assets and Liabilities	12 Months Ended
Dec. 31, 2025
Notes To Financial Statements [Abstract]
Lessee, Operating Leases [Text Block]

8. Operating lease Right-of-Use Assets and Liabilities:

The Company, upon the acquisition of CBI on May 6, 2025 (Note 1), recognized existing Right-of-use assets and related lease liabilities at carrying values as at that date. During the period from May 6, 2025 to December 31, 2025, the Company chartered-in 59 third-party vessels on short/medium/long-term time charters. The carrying value of Right-of-use assets recognized in connection with the time charter-in vessel arrangements as of December 31, 2025 amounted to $41,667. The carrying value of the operating lease liabilities recognized in connection with the time charter-in vessel arrangements as of December 31, 2025 amounted to $39,155. To determine the operating lease liability at each lease commencement, the Company used incremental borrowing rates since the rates implicit in each lease were not readily determinable. For the operating charter-in arrangements that commenced during the period from May 6, 2025 to December 31, 2025, the Company used the incremental borrowing rate of 5.19% and the respective weighted average remaining lease term as of December 31, 2025 was 0.83 years. The payments required to be made after December 31, 2025 for the outstanding operating lease liabilities of the time charter-in vessel agreements with an initial term exceeding 12 months, recognized on the balance sheet, are as follows:

12-month period ending December 31,	Amount
2026	$43,735
Total	$43,735
Discount based on incremental borrowing rate	(4,580)
Operating lease liabilities, including current portion	$39,155